Property, Plant and Equipment, Net - Summary of Lease Expense Recognised in the Income Statement (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
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Interest on lease liabilities	₩ 41,109	₩ 34,936	₩ 32,331
Expenses related to short-term leases	52,486	29,931	20,885
Expenses related to leases of low-value assets	20,103	17,877	18,577
Total	₩ 113,698	₩ 82,744	₩ 71,793